Document And Entity Information	Sep. 14, 2026
Document Information [Line Items]
Entity, Registrant Name	R F INDUSTRIES, LTD.
Document, Type	8-K
Document, Period End Date	Sep. 14, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	0-13301
Entity, Tax Identification Number	88-0168936
Entity, Address, Address Line One	16868 Via Del Campo Court, Suite 200
Entity, Address, City or Town	San Diego
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92127
City Area Code	858
Local Phone Number	549-6340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	RFIL
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000740664